Investment Strategy - Columbia Real Estate Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry (Real Estate Companies), including real estate investment trusts (REITs). A company is considered to be “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will concentrate its investments in the real estate industry. The Fund takes long and short positions in equity REITs, mortgage REITs and hybrid REITs.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund anticipates that its number of holdings will increase and, as a result, the Fund may operate as a diversified fund. In addition to making direct investments in Real Estate Companies, the Fund will invest in derivatives, particularly contracts for differences (CFDs), which are a type of swap arrangement, to obtain long and short exposures to Real Estate Companies. Columbia Management Investment Advisers, LLC (the Investment Manager) uses CFDs to express its view of relative value between Real Estate Companies operating in the same part of the real estate market. Specifically, the Investment Manager uses CFDs to extend the Fund’s long position in holdings of which it has a favorable view and enters into short positions in Real Estate Companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Fund’s overall portfolio. Through investment in CFDs, the Fund generally expects exposures of approximately 30% (but normally not more than 35%) of the Fund’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Fund’s net assets in long positions. The Investment Manager generally seeks to maintain CFD long and short exposures for the Fund that are approximately balanced. The Fund may include investments in derivatives towards its 80% policy.
In selecting investments and determining investment exposures, including the Fund’s long and short positions through CFDs, the Investment Manager uses fundamental analysis in identifying investment opportunities and risks, and in constructing the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments in the real estate industry. The Fund takes long and short positions in equity REITs, mortgage REITs and hybrid REITs.